Income Tax - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax [Line Items]
Deferred tax liability decreased	€ 300,000	€ 1,000,000	€ 200,000	€ 2,000,000
Income tax paid			€ 1,326,000	€ 5,445,000
Statutory tax rate	30.60%	30.20%	30.60%	30.20%
Corporate income tax rate	21.00%		21.00%
Current income tax	€ 0	€ 0	€ 0	€ 0
Current tax expense (income)	0	0	0	0
Profit	(62,766,000)	(71,349,000)	(120,528,000)	(112,200,000)
Current tax liabilities, current	834,000		834,000		€ 2,318,000
Deferred tax liabilities	3,585,000		3,585,000		€ 3,807,000
Immatics N V, Immatics Biotechnologies GmbH and Immatics US Inc [Member]
Income Tax [Line Items]
Current income tax	0	0	0	0
Current tax expense (income)	€ 0	€ 0	€ 0	€ 0
GERMANY
Income Tax [Line Items]
Corporate income tax rate	70.00%		70.00%
Trade tax rate			60.00%
CorporateTax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax			30.00%
Trade Tax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax			40.00%